Stock-based Compensation - Summary of the Company's Options Activity (Detail)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Intrinsic Value | $	$ 16,243,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted	445,868
Number of Options, Forfeited	(9,630)
Number of Options, Ending Balance | $	$ 436,238
Number of Options, Exercisable	58,053
Number of Options, Unvested	378,185
Weighted Averaged Exercise Price,Forfeited | $ / shares	$ 10
Weighted Averaged Exercise Price, Granted | $ / shares	10
Weighted Averaged Exercise Price, Ending Balance | $ / shares	$ 10
Weighted Average Remaining Contractual Life, Ending Balance	4 years 3 months 18 days
Aggregate Intrinsic Value | $